UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10571

BLUE CHIP INVESTOR FUNDS

(Exact name of registrant as specified in charter)

480 N. Magnolia Ave., Suite 103 El Cajon, CA (Address of principal executive offices)	92020 (Zip code)

Ross C. Provence

480 N. Magnolia Ave., Suite 103

El Cajon, CA 92020

(Name and address of agent for service)

Registrant’s telephone number, including area code: (619) 588-9700

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Blue Chip Investor Fund

		Schedule of Investments
		March 31, 2005
		(Unaudited)
Shares/Principal Amount			Market Value	% of Assets

COMMON STOCKS
Accident & Health Insurance
25,000	Aflac, Inc.		$ 931,500	3.72%

Auto Parts- Retail/Wholesale
20,000	Autozone, Inc. *		1,714,000	6.85%

Beverages- Alcoholic/Soft Drink
15,000	Anheuser Busch Co., Inc.		710,850	2.84%

Computer Services
18,000	Fiserv *		716,400	2.86%

Federal & Federally Sponsored Credit Services
5,500	Student Loan Corp.		1,149,555	4.59%

Financial Services
40,000	First Data Corp. +		1,572,400	6.28%

Fire, Marine & Casualty Insurance
9,000	Progressive Corp.		825,840	3.30%

Holding Companies NEC
30	Berkshire Hathaway Class A *		2,610,000	10.42%

Insurance
15,800	Mercury General		873,108
35,000	MBIA Inc. +		1,829,800
			2,702,908	10.79%

Insurance Agents, Brokers & Service
31,000	Arthur J. Gallagher		892,800	3.57%

Medical Instruments
20,000	Becton Dickinson & Co.		1,168,400	4.67%

National Commercial Banks
15,000	First Horizon National Corp.		611,850
80,000	MBNA Corp.		1,964,000
20,000	Mellon Financial Corp.		570,800
15,000	Wells Fargo & Company		897,000
8,720	Zion Bancorp.		601,854
			4,645,504	18.55%

Pharmaceutical Preparations
40,000	Pfizer, Inc.		1,050,800	4.20%

Publishing & Printing
21,000	Meredith Corp.		981,750	3.92%

Retail- Apparel/Shoe
27,500	Limited, Inc.		668,250	2.67%

Retail- Discount & Variety
20,000	Wal-Mart Stores, Inc.		1,002,200	4.00%

State Commercial Banks
28,000	Fifth Third Bank		1,203,440
10,000	M&T Bank		1,020,600
			2,224,040	8.88%

Tax Prep Services
40,000	Block (H.R.) Inc.		2,023,200	8.08%

Total for Common Stock (Cost- $25,432,344)			27,590,397	110.19%

	Total Investments		27,590,397	110.19%
	(Cost- $25,432,344)

	Liabilities in excess of other assets		(2,551,777)	-10.19%

	Net Assets		$ 25,038,620	100.00%

CALL OPTIONS WRITTEN
	Shares Subject
Underlying Security		to Call	Market Value
Expiration Date/Exercise Price

First Data Corp.
May 2005 Calls @ 40.00		20,000	$ 22,000

MBIA
May 2005 Calls		15,000	11,250

Total (Premiums Received $63,944)			$ 33,250

* Non-Income producing securities.
+ Portion of the security is pledged as collateral for options written.

NOTES TO FINANCIAL STATEMENTS

BLUE CHIP INVESTOR FUND

1. SECURITY TRANSACTIONS

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent annual report.

Item 1. Schedule of Investments.

Blue Chip Investor Horizon Fund

			Schedule of Investments
				March 31, 2005
				(Unaudited)
Shares/Principal Amount			Market Value	% of Assets

COMMON STOCKS
Accident & Health Insurance
1,400	Aflac, Inc.		$ 52,164	1.90%

Auto Parts- Retail/Wholesale
1,500	Autozone, Inc. *		128,550	4.67%

Banks- Money Centers
1,600	Citigroup		71,904	2.61%

Computer Services
3,000	Fiserv *		119,400	4.33%

Federal Saving Institutions
2,500	Washington Mutual		98,750	3.58%

Finance - Savings & Loan
1,400	Golden West Financial		84,700	3.07%

Financial Services
5,000	First Data Corp. +		196,550	7.14%

Holding Companies NEC
75	Berkshire Hathaway Class B *		214,200	7.78%

Insurance
2,000	Jefferson Pilot		98,100
3,800	MBIA Inc.		198,664
1,500	Mercury General		82,890
			379,654	13.78%

Insurance Agents, Brokers & Service
3,100	Arthur J. Gallagher		89,280	3.23%

National Commercial Banks
6,000	MBNA Corp.		147,300
4,000	Mellon Financial Corp.		114,160
2,000	Wells Fargo & Company		119,600
			381,060	13.84%

Pharmaceutical Preparations
4,000	Pfizer		105,080	3.81%

Retail Apparel/Shoes
4,000	Limited, Inc.		97,200	3.53%

State Commercial Banks
4,000	Fifth Third Bank		171,920
1,000	M&T Bank		102,060
			273,980	9.95%

Tax Prep Services
2,600	Block (H.R.) Inc.		131,508	4.77%

Total for Common Stock (Cost $2,434,657)			2,423,980	87.99%

PUT OPTIONS Common Stock/Expiration/Exercise		Shares Subject
Underlying Security		to Put
Expiration Date/Exercise Price

Aflac
May 2005 Puts @ 35.00		1,400	420

Autozone
June 2005 Puts @ 80.00		1,500	2,475

Citigroup
January 2006 Puts @ 40.00		1,600	2,240

Fifth Third Bank
January 2006 Puts @ 50.00		900	6,750
May 2005 Puts @ 45.00		1,100	2,365
			9,115

First Data Corp. +
January 2006 Puts @ 40.00		2,500	7,750

Fiserv Inc.
September 2005 Puts @ 35.00		3,000	1,950

Jefferson Pilot
July 2005 Puts @ 45.00		2,000	700

Limited, Inc.
January 2006 Puts @ 15.00		4,000	-

MBNA
June 2005 Puts @ 25.00		2,500	2,875

M & T Bank
January 2007 Puts @ 80.00		1,000	2,650

Wells Fargo
April 2005 Puts @ 60.00		400	280

	Total Put Options (Cost $45,574)		30,455	1.11%

Cash and Equivalents
291,554	Dreyfus Cash Management Cl A 2.10% **		291,554	10.58%
	(Cost - $291,554)

	Total Investments		2,745,989	99.68%
	(Cost - $2,771,785)

	Other assets in excess of liabilities		8,557	0.32%

	Net Assets		$ 2,754,546	100.00%

CALL OPTIONS WRITTEN
		Shares Subject
Underlying Security		to Call	Market Value
Expiration Date/Exercise Price

First Data Corp.
May 2005 Calls @ 40.00		2,500	$ 2,750

Total (Premiums Received $5,422)			$ 2,750

* Non-Income producing securities.
** Variable Rate Security; The coupon Rate shown represents the rate at March 31, 2005. + Portion of the security is pledged as collateral for options written.

NOTES TO FINANCIAL STATEMENTS

BLUE CHIP INVESTOR HORIZON FUND

1. SECURITY TRANSACTIONS

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent annual report.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BLUE CHIP INVESTOR FUNDS

By : /s/ Ross C. Provence

      Ross C. Provence

      President

Date: 5/31/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Ross C. Provence

      Ross C. Provence

      President

Date: 5/31/05

By : /s/ Jeffrey R. Provence

       Jeffrey R. Provence

      Chief Financial Officer

Date: 5/31/05